DEFERRED TAX ASSETS COMPONENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 16,200	$ 14,800
Less valuation allowance	(16,200)	(14,800)
Net Deferred Tax Asset	$ 0	$ 0